THE ADVISORS' INNER CIRCLE FUND II (THE "TRUST")

                   FROST LOW DURATION BOND FUND (THE "FUND")

                      SUPPLEMENT DATED JUNE 1, 2016 TO THE
    INVESTOR CLASS SHARES PROSPECTUS (THE "INVESTOR CLASS PROSPECTUS"), THE INSTITUTIONAL CLASS SHARES PROSPECTUS (THE "INSTITUTIONAL CLASS PROSPECTUS,"
 AND, TOGETHER WITH THE INVESTOR CLASS PROSPECTUS, THE "PROSPECTUSES") AND THE STATEMENT OF ADDITIONAL INFORMATION (THE "SAI"), EACH DATED NOVEMBER 28, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
      THE PROSPECTUSES AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE
                             PROSPECTUSES AND SAI.

ON JUNE 1, 2016, A REDUCTION OF THE INVESTMENT ADVISORY FEE OF THE FUND FROM AN ANNUAL FEE OF 0.35% OF THE FUND'S AVERAGE DAILY NET ASSETS TO AN ANNUAL FEE OF 0.30% OF THE FUND'S AVERAGE DAILY NET ASSETS, WHICH WAS APPROVED AT THE MAY 17, 2016 MEETING OF THE BOARD OF TRUSTEES OF THE TRUST, WILL BECOME EFFECTIVE. ACCORDINGLY, EFFECTIVE JUNE 1, 2016, THE FUND'S PROSPECTUSES AND SAI ARE HEREBY AMENDED AND SUPPLEMENTED AS FOLLOWS:

1. In the Fund's "Fund Fees and Expenses" summary section in the Investor Class Prospectus:

     a) The "Annual Fund Operating Expenses" table is hereby deleted and replaced with the following:

--------------------------------------------------------------------------------
                                                           INVESTOR CLASS SHARES
--------------------------------------------------------------------------------
Management Fees(1)                                                  0.30%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                           0.25%
--------------------------------------------------------------------------------
Other Expenses                                                      0.17%
                                                                    -----
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                0.72%
--------------------------------------------------------------------------------

(1)  Management Fees have been restated to reflect current fees.

     b) The "Example" table is hereby deleted and replaced with the following:

--------------------------------------------------------------------------------
          1 YEAR           3 YEARS           5 YEARS           10 YEARS
--------------------------------------------------------------------------------
            $74              $236              $418              $945
--------------------------------------------------------------------------------

2. In the Fund's "Fund Fees and Expenses" summary section in the Institutional Class Prospectus:

     a) The "Annual Fund Operating Expenses" table is hereby deleted and replaced with the following:

--------------------------------------------------------------------------------
                                                      INSTITUTIONAL CLASS SHARES
--------------------------------------------------------------------------------
Management Fees(1)                                             0.30%
--------------------------------------------------------------------------------
Other Expenses                                                 0.17%
                                                               -----
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           0.47%
--------------------------------------------------------------------------------

(1)  Management Fees have been restated to reflect current fees.


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     b)   The "Example" table is hereby deleted and replaced with the following:

--------------------------------------------------------------------------------
          1 YEAR          3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------
            $48            $151              $263             $591
--------------------------------------------------------------------------------

3. In the "Investment Adviser" section of the Prospectuses, the row in the "Advisory Fee Rate" table regarding the Fund is hereby deleted and replaced with the following:

--------------------------------------------------------------------------------
Frost  Low  Duration  Bond  Fund                               0.30%*
--------------------------------------------------------------------------------

* Prior to June 1, 2016, the Advisory Fee for the Frost Low Duration Bond Fund was 0.35%.

4. In the "The Adviser and Sub-Advisers" section of the SAI, the row in the "Advisory Fee Rate" table regarding the Fund is hereby deleted and replaced with the following:

--------------------------------------------------------------------------------
Frost  Low  Duration  Bond  Fund                               0.30%*
--------------------------------------------------------------------------------

* Prior to November 28, 2013, the Advisory Fee for the Frost Low Duration Bond Fund was 0.50% and, prior to June 1, 2016, the Advisory Fee for the Frost Low Duration Bond Fund was 0.35%.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 FIA-SK-037-0100




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